NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) minesite	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Net cash provided by (used in) operating activities	$ 3,732	$ 3,481
Net cash used in investing activities	(2,816)	(1,711)
Net cash provided by (used in) financing activities	(1,205)	(2,604)
Net increase (decrease) in cash and equivalents	$ (292)	(840)
Number of minesite locations in Tanzania mines | minesite	2
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Net cash provided by (used in) operating activities	$ 2,667	2,693
Net cash used in investing activities	(1,405)	(1,103)
Net cash provided by (used in) financing activities	(1,182)	(1,631)
Net increase (decrease) in cash and equivalents	80	(41)
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Net cash provided by (used in) operating activities	447	524
Net cash used in investing activities	(429)	(599)
Net cash provided by (used in) financing activities	42	67
Net increase (decrease) in cash and equivalents	60	(8)
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Net cash provided by (used in) operating activities	238	275
Net cash used in investing activities	(311)	(253)
Net cash provided by (used in) financing activities	(46)	(222)
Net increase (decrease) in cash and equivalents	(119)	(200)
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Net cash provided by (used in) operating activities	467	459
Net cash used in investing activities	(375)	(322)
Net cash provided by (used in) financing activities	(196)	(176)
Net increase (decrease) in cash and equivalents	(104)	(39)
Tongon [Member]
Disclosure of subsidiaries [line items]
Net cash provided by (used in) operating activities	82	75
Net cash used in investing activities	(30)	(32)
Net cash provided by (used in) financing activities	(103)	(76)
Net increase (decrease) in cash and equivalents	(51)	$ (33)
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Net cash provided by (used in) operating activities	(38)
Net cash used in investing activities	(3)
Net cash provided by (used in) financing activities	54
Net increase (decrease) in cash and equivalents	$ 13